Operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Intangible Assets

Intangible assets
DKK million	2019	2018

Patents and licences	4,627	3,858
Software	1,208	1,287

Total intangible assets	5,835	5,145

Amortisation and Impairment Losses

Amortisation and impairment losses
DKK million	2019	2018

Cost of goods sold	916	208
Sales and distribution costs	24	15
Research and development costs	522	769
Administrative costs	3	2
Other operating income, net	4	6

Total amortisation and impairment losses	1,469	1,000

Total amortisation	487	1,000

Total impairment losses	982	—

Deprecation and Impairment Losses

Depreciation and impairment losses
DKK million	2019	2018

Cost of goods sold	2,656	2,312
Sales and distribution costs	354	69
Research and development costs	783	468
Administrative costs	376	70
Other operating income, net	23	6

Total depreciation and impairment losses	4,192	2,925

Property, Plant and Equipment

Property, plant and equipment
DKK million	Land and buildings	Plant and machinery	Other equipment	Assets under construction	Total

2019
Cost at the beginning of the year	25,401	25,412	4,779	16,846	72,438
Change in accounting policy, leases	3,291	—	487	—	3,778
Additions during the year	555	350	498	7,580	8,983
Disposals during the year	(407)	(504)	(244)	(74)	(1,229)
Transfer from assets under construction	1,277	2,248	665	(4,190)	—
Effect of exchange rate adjustment	143	88	30	189	450

Cost at the end of the year	30,260	27,594	6,215	20,351	84,420

Depreciation and impairment losses at the beginning of the year	9,770	17,871	2,906	—	30,547
Depreciation for the year	1,818	1,410	743	—	3,971
Impairment losses for the year	57	70	20	74	221
Depreciation and impairment losses reversed on disposals during the year	(160)	(504)	(229)	(74)	(967)
Effect of exchange rate adjustment	43	41	13	—	97

Depreciation and impairment losses at the end of the year	11,528	18,888	3,453	—	33,869

Carrying amount at the end of the year	18,732	8,706	2,762	20,351	50,551

2018
Cost at the beginning of the year	22,032	23,799	4,469	14,361	64,661
Additions during the year	222	365	175	8,775	9,537
Disposals during the year	(267)	(1,422)	(178)	—	(1,867)
Transfer from assets under construction	3,448	2,667	295	(6,410)	—
Effect of exchange rate adjustment	(34)	3	18	120	107

Cost at the end of the year	25,401	25,412	4,779	16,846	72,438

Depreciation and impairment losses at the beginning of the year	8,934	17,808	2,672	—	29,414
Depreciation for the year	1,047	1,377	385	—	2,809
Impairment losses for the year	49	63	4	—	116
Depreciation and impairment losses reversed on disposals during the year	(235)	(1,346)	(163)	—	(1,744)
Effect of exchange rate adjustment	(25)	(31)	8	—	(48)

Depreciation and impairment losses at the end of the year	9,770	17,871	2,906	—	30,547

Carrying amount at the end of the year	15,631	7,541	1,873	16,846	41,891

Right-of-Use Assets
Property, plant and equipment presented in the balance sheet includes the following right-of-use assets.

Right-of-use assets in the balance sheet
DKK million	Land and buildings	Other equipment	Total

2019
Balance at 1 January	3,291	487	3,778
Additions during the year	333	307	640
Depreciation for the year	(564)	(288)	(852)
Other movements	(31)	(3)	(34)

Balance at 31 December	3,029	503	3,532

Leases

Amounts recognised in the income statement
DKK million	2019

Depreciation	852
Interest on lease liabilities	108
Variable lease expenses	113
Short-term leases	201
Lease of low value assets	63

Total amounts recognised in the income statement	1,337

The lease costs for 2018 were DKK 1,299 million.

Amounts recognised in the cash flow statement
DKK million

Total cash outflow for leases	1,295

Inventories

Inventories
DKK million	2019	2018

Raw materials	2,842	2,464
Work in progress	11,375	11,753
Finished goods	4,850	4,078

Total inventories (gross)	19,067	18,295
Write-downs at year-end	(1,426)	(1,959)

Total inventories (net)	17,641	16,336

Indirect production costs included in work in progress and finished goods	9,216	8,533
Share of total inventories (net)	52%	52%

Movements in inventory write-downs
Write-downs at the beginning of the year	1,959	2,219
Write-downs during the year	414	509
Utilisation of write-downs	(68)	(409)
Reversal of write-downs	(879)	(360)

Write-downs at the end of the year	1,426	1,959

Trade Receivables

Trade receivables
DKK million 2019	Gross carrying amount	Loss allowance	Net carrying amount

Not yet due	24,359	(763)	23,596
1-90 days	1,204	(127)	1,077
91-180 days	261	(69)	192
181-270 days	96	(49)	47
271-360 days	79	(79)	—
More than 360 days past due	397	(397)	—

Trade receivables	26,396	(1,484)	24,912

DKK million 2018	Gross carrying amount	Loss allowance	Net carrying amount

Not yet due	22,359	(692)	21,667
1-90 days	1,055	(111)	944
91-180 days	235	(79)	156
181-270 days	60	(41)	19
271-360 days	76	(76)	—
More than 360 days past due	371	(371)	—

Trade receivables	24,156	(1,370)	22,786

Movements in allowance for doubtful trade receivables		2019	2018

Carrying amount at the beginning of the year		1,370	1,294
Reversal of allowance on realised losses		(45)	(25)
Net movement recognised in income statement		158	164
Effect of exchange rate adjustment		1	(63)

Allowance at the end of the year		1,484	1,370

Retirement Benefit Obligations and Fair Value of Plan Assets
The net obligation recognised in the balance sheet is reported as non-current liabilities.

Net retirement benefit obligations
DKK million	2019	2018

Retirement benefit obligations	2,508	2,488
Fair value of plan assets	1,174	1,232

Net retirement benefit obligations at the end of the year	1,334	1,256

Sensitivity Analysis

Key assumptions used for valuation and sensitivity analysis
DKK million	Key assumptions	1%-point increase	1%-point decrease

2019
Discount rate (decrease)/increase	1.3%	(366)	465
Future remuneration growth (decrease)/increase	2.4%	105	(94)

2018
Discount rate (decrease)/increase	2.1%	(369)	458
Future remuneration growth (decrease)/increase	2.5%	99	(89)

Provisions

Provisions for sales rebates
DKK million	2019	2018	2017

At the beginning of the year	25,760	20,374	20,063
Additional provisions, including increases to existing provisions	102,782	82,631	63,880
Amount paid during the year	(98,655)	(78,647)	(61,059)
Adjustments, including unused amounts reversed during the year	381	386	(117)
Effect of exchange rate adjustment	610	1,016	(2,393)

At the end of the year	30,878	25,760	20,374

Provisions
DKK million	Provisions for sales rebates	Provisions for legal disputes	Provisions for product returns	Other provisions[1]	2019 total	2018 total

At the beginning of the year	25,760	1,860	869	1,064	29,553	24,057
Additional provisions, including increases to existing provisions	102,782	650	679	510	104,621	83,337
Amount used during the year	(98,655)	(4)	(424)	(161)	(99,244)	(79,243)
Adjustments, including unused amounts reversed during the year	381	(156)	(48)	(29)	148	314
Effect of exchange rate adjustment	610	25	6	14	655	1,088

At the end of the year	30,878	2,375	1,082	1,398	35,733	29,553

Non-current liabilities[2]	551	2,375	300	1,387	4,613	3,392
Current liabilities	30,327	—	782	11	31,120	26,161

1.	Other provisions consists of various types of provision, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance, etc.

2.
For non-current liabilities, provision for sales rebates is expected to be settled after one year, provisions for product returns will be utilised in 2021 and 2022. In the case of provisions for legal disputes, the timing of settlement cannot be determined.